AltShares Merger Arbitrage ETF	Portfolio of Investments
February 28, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 96.18%
Aerospace & Defense - 4.26%
Aerojet Rocketdyne Holdings, Inc.(a)	55,971	$3,153,406

Airlines - 1.84%
Spirit Airlines, Inc.(b)	74,101	1,357,530

Banks - 9.63%
First Horizon Corp.	144,896	3,589,074
Home Capital Group, Inc.	95,724	2,941,522
Lakeland Bancorp, Inc.	30,641	589,839
		7,120,435
Biotechnology - 4.80%
Horizon Therapeutics Plc(a)(b)	32,406	3,548,133

Commercial Services - 7.21%
Evo Payments, Inc., Class A(a)	53,501	1,811,009
MoneyGram International, Inc.(a)	162,444	1,762,517
Vivint Smart Home, Inc.(a)	156,890	1,763,444
		5,336,970
Distribution/Wholesale - 1.89%
IAA, Inc.(a)	34,238	1,400,677

Engineering & Construction - 1.29%
Atlas Technical Consultants, Inc.(a)	78,091	955,053

Environmental Control - 2.17%
Evoqua Water Technologies Corp.(a)(b)	33,078	1,606,268

Food - 0.12%
Devro Plc	22,117	87,126

Healthcare - Products - 5.47%
Apollo Endosurgery, Inc.(a)	164,215	1,630,655
Cardiovascular Systems, Inc.(a)	120,687	2,378,741
NuVasive, Inc.(a)	800	34,584
		4,043,980
Healthcare - Services - 7.25%
Oak Street Health, Inc.(a)	73,123	2,588,554
Signify Health, Inc., Class A(a)	96,469	2,777,343
		5,365,897
Home Furnishings - 2.05%
iRobot Corp.(a)(b)	36,882	1,515,481

Insurance - 1.02%
Curtis Banks Group Plc	183,901	756,522

Internet - 0.89%
Home24 SE(a)	84,920	655,685

Machinery - Diversified - 3.87%
Altra Industrial Motion Corp.	46,503	2,861,330

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 96.18% (Continued)
Media - 1.43%
TEGNA, Inc.(b)	60,872	$1,059,173

Miscellaneous Manufacturing - 0.62%
va-Q-tec AG(a)	16,843	457,841

Pharmaceuticals - 2.22%
Myovant Sciences Ltd.(a)	60,998	1,644,506

Retail - 3.76%
TravelCenters of America, Inc.(a)	32,997	2,783,297

Software - 24.50%
Coupa Software, Inc.(a)(b)	54,795	4,438,395
Duck Creek Technologies, Inc.(a)	118,339	2,241,341
EMIS Group Plc	37,165	836,857
ForgeRock, Inc., Class A(a)(b)	105,093	2,148,101
Magnet Forensics, Inc.(a)	59,587	1,932,374
Meltwater N.V.(a)	220,221	372,591
Sumo Logic, Inc.(a)	193,456	2,296,323
VMware, Inc., Class A(a)(b)	35,015	3,856,202
		18,122,184
Telecommunications - 3.38%
Maxar Technologies, Inc.(b)	48,541	2,499,861

Transportation - 6.51%
Atlas Air Worldwide Holdings, Inc.(a)	22,688	2,287,177
Atlas Corp.(b)	164,719	2,530,084
		4,817,261
TOTAL COMMON STOCKS
(Cost $72,419,767)		71,148,616

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 2.55%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	4.434	%(c)	941,715	$941,715
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.545	%(c)	941,714	941,714
				1,883,429
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,883,429)				1,883,429

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

Total Investments - 98.73%
(Cost $74,303,196)	$73,032,045

Other Assets in Excess of Liabilities - 1.27%(d)	938,922

NET ASSETS - 100.00%	$73,970,967

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Security, or a portion of security, is being held as collateral for short sales, swaps or forward foreign currency exchange contracts. At February 28, 2023, the aggregate fair market value of those securities was $13,674,750 representing 18.49% of net assets.
(c)	Rate shown is the 7-day effective yield as of February 28, 2023.
(d)	Includes cash held as collateral for short sales.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (0.05%)
COMMON STOCKS SOLD SHORT - (0.05%)
Healthcare - Products - (0.05%)
Globus Medical, Inc., Class A	(600)	$(35,004)

TOTAL SECURITIES SOLD SHORT
(Proceeds $35,228)		$(35,004)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Monthly	Broadcom, Inc.	Received 1 Month-Federal Rate Minus 40bps (-4.170%)	05/06/2024	$—	$—	$(148,024)	USD	2,473,984	$(148,024)
Morgan Stanley & Co./ Monthly	Provident Financial Services, Inc.	Received 1 Month-Federal Rate Minus 40bps (-4.170%)	05/06/2024	—	—	(37,125)	USD	658,238	(37,125)
Morgan Stanley & Co./ Monthly	Ritchie Bros Auctioneers, Inc.	Received 1 Month-Federal Rate Minus 40bps (-4.170%)	05/06/2024	—	—	(45,071)	USD	1,057,640	(45,071)
Morgan Stanley & Co./ Monthly	Xylem, Inc.	Received 1 Month-Federal Rate Minus 40bps (-4.170%)	05/06/2024	—	—	(13,598)	USD	1,615,868	(13,598)
						$(243,818)			$(243,818)

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	6,117,041	CAD	8,258,920	Morgan Stanley & Co.	03/15/2023	$63,710
USD	4,357,897	EUR	4,069,300	Morgan Stanley & Co.	03/15/2023	50,432
GBP	719,700	USD	865,657	Morgan Stanley & Co.	03/15/2023	231
USD	11,961,839	GBP	9,739,300	Morgan Stanley & Co.	03/15/2023	244,257
USD	862,310	NOK	8,535,000	Morgan Stanley & Co.	03/15/2023	39,883
						$398,513

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	1,607,280	USD	1,194,833	Morgan Stanley & Co.	03/15/2023	$(16,786)
EUR	2,994,480	USD	3,251,070	Morgan Stanley & Co.	03/15/2023	(81,332)
GBP	7,224,500	USD	8,839,985	Morgan Stanley & Co.	03/15/2023	(148,018)
USD	133,941	GBP	111,900	Morgan Stanley & Co.	03/15/2023	(689)
NOK	4,780,000	USD	473,524	Morgan Stanley & Co.	03/15/2023	(12,926)
USD	20,119	NOK	209,000	Morgan Stanley & Co.	03/15/2023	(20)
						$(259,771)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	82.22%
Canada	10.01%
United Kingdom	4.49%
Germany	1.51%
Netherlands	0.50%
Other Assets in Excess of Liabilities	1.27%
100.00%

(a)        These percentages represent long positions only and are not net of short positions.

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
CAD - Canadian dollar
EUR - Euro
GBP - British pound
Ltd. - Limited
NOK - Norwegian krone
N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
Plc - Public Limited Company
SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States
USD - United States Dollar

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

The following table summarizes the Merger Arbitrage ETF's investments and derivative financial instruments characterized in the fair value hierarchy as of February 28,2023.

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$3,153,406	$—	$—	$3,153,406
Airlines	1,357,530	—	—	1,357,530
Banks	7,120,435	—	—	7,120,435
Biotechnology	3,548,133	—	—	3,548,133
Commercial Services	5,336,970	—	—	5,336,970
Distribution/Wholesale	1,400,677	—	—	1,400,677
Engineering & Construction	955,053	—	—	955,053
Environmental Control	1,606,268	—	—	1,606,268
Food	87,126	—	—	87,126
Healthcare - Products	4,043,980	—	—	4,043,980
Healthcare - Services	5,365,897	—	—	5,365,897
Home Furnishings	1,515,481	—	—	1,515,481
Insurance	756,522	—	—	756,522
Internet	655,685	—	—	655,685
Machinery - Diversified	2,861,330	—	—	2,861,330
Media	1,059,173	—	—	1,059,173
Miscellaneous Manufacturing	457,841	—	—	457,841
Pharmaceuticals	1,644,506	—	—	1,644,506
Retail	2,783,297	—	—	2,783,297
Software	13,683,789	4,438,395	—	18,122,184
Telecommunications	2,499,861	—	—	2,499,861
Transportation	4,817,261	—	—	4,817,261
Short-Term Investments	1,883,429	—	—	1,883,429
TOTAL	$68,593,650	$4,438,395	$—	$73,032,045

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$398,513	$—	$398,513
Liabilities
Common Stocks*	(35,004)	—	—	(35,004)
Forward Foreign Currency Exchange Contracts	—	(259,771)	—	(259,771)
Equity Swaps	(243,818)	—	—	(243,818)
TOTAL	$(278,822)	$138,742	$—	$(140,080)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

AltShares Event-Driven ETF	Portfolio of Investments
February 28, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 98.14%
Aerospace & Defense - 3.78%
Aerojet Rocketdyne Holdings, Inc.(a)	2,000	$112,680

Airlines - 0.32%
SkyWest, Inc.(a)	500	9,535

Banks - 5.88%
First Horizon Corp.	3,000	74,310
Home Capital Group, Inc.	2,300	70,677
Limestone Bancorp, Inc.	1,100	30,305
		175,292
Biotechnology - 7.54%
Albireo Pharma, Inc.(a)	415	18,488
Aura Biosciences, Inc.(a)(b)	6,970	69,630
Horizon Therapeutics Plc(a)	1,200	131,388
Zai Lab Ltd., ADR(a)	150	5,573
		225,079
Commercial Services - 2.28%
Block, Inc.(a)	450	34,529
LiveRamp Holdings, Inc.(a)	300	7,089
Moneylion, Inc.(a)(c)	12,059	8,065
PayPal Holdings, Inc.(a)(b)	250	18,400
		68,083
Distribution/Wholesale - 1.40%
Uni-Select, Inc.(a)	1,200	41,668

Electronics - 1.27%
National Instruments Corp.	750	37,883

Engineering & Construction - 0.04%
Atlas Technical Consultants, Inc.(a)	100	1,223

Entertainment - 3.68%
Caesars Entertainment, Inc.(a)	1,500	76,140
Cineplex, Inc.(a)	5,600	33,735
		109,875
Healthcare - Products - 5.40%
Apollo Endosurgery, Inc.(a)	10,000	99,300
Cardiovascular Systems, Inc.(a)	1,500	29,565
Globus Medical, Inc., Class A(a)	100	5,834
Pacific Biosciences of California, Inc.(a)	2,900	26,332
		161,031
Healthcare - Services - 5.64%
Cano Health, Inc.(a)	16,500	27,225
Catalent, Inc.(a)	550	37,521
Oak Street Health, Inc.(a)	1,000	35,400
Signify Health, Inc., Class A(a)	2,361	67,973
		168,119

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 98.14% (Continued)
Insurance - 1.46%
Argo Group International Holdings Ltd.	1,500	$43,575

Internet - 0.42%
Pinterest, Inc., Class A(a)(b)	500	12,555

Machinery - Construction & Mining - 0.68%
Bloom Energy Corp., Class A(a)(b)	935	20,280

Machinery - Diversified - 3.32%
Altra Industrial Motion Corp.	1,000	61,530
Crane Holdings Co.	314	37,611
		99,141
Media - 8.56%
Walt Disney Co. (The)(a)	350	34,864
Shaw Communications, Inc., Class B	2,700	78,220
Houghton Mifflin Harcourt Co.(a)(d)	2,305	9,900
TEGNA, Inc.(b)	4,000	69,600
Warner Bros Discovery, Inc.(a)	1,000	15,620
Paramount Global, Class B(b)	500	10,710
DISH Network Corp., Class A(a)	3,200	36,512
		255,426
Oil & Gas - 8.12%
Baytex Energy Corp.(a)	10,000	38,700
EQT Corp.(b)	2,300	76,314
Occidental Petroleum Corp.	400	23,424
Ranger Oil Corp., Class A	2,500	103,750
		242,188
Pharmaceuticals - 7.72%
Amryt Pharma Plc, ADR(a)	1,449	21,170
Bayer AG, ADR	2,600	38,662
Concert Pharmaceuticals, Inc.(a)	2,000	16,760
Johnson & Johnson	350	53,641
Myovant Sciences Ltd.(a)	3,000	80,880
Paratek Pharmaceuticals, Inc.(a)(b)	11,038	19,316
		230,429
Pipelines - 2.80%
DCP Midstream LP(a)	2,000	83,560

Real Estate Investment Trusts - 0.91%
Healthcare Realty Trust, Inc.	1,400	27,300

Semiconductors - 2.42%
Advanced Micro Devices, Inc.(a)(b)	500	39,290
Magnachip Semiconductor Corp.(a)(b)	1,000	9,580
NVIDIA Corp.	100	23,216
		72,086
Software - 19.94%
Activision Blizzard, Inc.(b)	1,500	114,375

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 98.14% (Continued)
Software - 19.94% (Continued)
Coupa Software, Inc.(a)	1,226	$99,306
Duck Creek Technologies, Inc.(a)	3,895	73,771
Five9, Inc.(a)(b)	300	19,800
ForgeRock, Inc., Class A(a)	2,000	40,880
Magnet Forensics, Inc.(a)	1,000	32,430
Qualtrics International, Inc., Class A(a)	4,000	67,680
RingCentral, Inc., Class A(a)(b)	1,200	39,648
Snowflake, Inc., Class A(a)	50	7,719
Sumo Logic, Inc.(a)	3,500	41,545
VMware, Inc., Class A(a)(b)	524	57,708
		594,862
Telecommunications - 1.73%
Maxar Technologies, Inc.	1,000	51,500

Transportation - 2.83%
Atlas Corp.	5,500	84,480

TOTAL COMMON STOCKS
(Cost $3,142,126)		2,927,850

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 2.21%
Auto Manufacturers - 0.01%
Lightning eMotors, Inc.(e)	05/15/2024	7.500%	$365	$210

Healthcare - Services - 0.30%
UpHealth, Inc.(e)	06/15/2026	6.250%	31,000	8,970

Software - 1.90%
Kaleyra, Inc.(e)	06/01/2026	6.125%	73,000	56,750

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $104,365)				65,930

	Shares	Value
WARRANTS(a) - 0.00%(f)
Commercial Services - 0.00%(f)
Moneylion, Inc., Exercise Price $11.50, Expires 09/22/2026	440	$30

TOTAL WARRANTS
(Cost $0)		30

PRIVATE INVESTMENTS(a)(c)(d)(g) - 0.03%
Fast Capital LLC	400	800

TOTAL PRIVATE INVESTMENTS
(Cost $414)		800

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

	Shares	Value
RIGHTS(a) - 0.07%
Contra Abiomed, Inc. CVR, Expires 12/31/2030(c)	200	$300
Contra Cincor Pharma, Inc. CVR, Expires 12/31/2027(c)(d)	639	1,959

TOTAL RIGHTS
(Cost $2,159)		2,259

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 4.50%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	4.434	%(h)	67,127	$67,127
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.545	%(h)	67,127	67,127
				134,254
TOTAL SHORT-TERM INVESTMENTS
(Cost $134,254)				134,254

Total Investments - 104.95%
(Cost $3,383,318)				3,131,123

Liabilities in Excess of Other Assets - (4.95)%(i)				(147,745)

NET ASSETS - 100.00%				$2,983,378

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At February 28, 2023, the aggregate fair market value of those securities was $332,971, representing 11.16% of net assets.
(c)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,124 or 0.37% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2022	$204
Contra Cincor Pharma, Inc. CVR, Expires 12/31/2027	02/23/2023	1,955
Fast Capital LLC	08/18/2020	414
Moneylion, Inc.	06/19/2020	94,269
Total		$96,842

(d)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of February 28, 2023, the total fair market value of these securities was $12,659, representing 0.42% of net assets.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2023, these securities had a total value of $65,930 or 2.21% of net assets.
(f)	Less than 0.005% of net assets.

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

(g)	Represents a holding that is a direct investment into a private company and is not a listed or publicly traded entity.
(h)	Rate shown is the 7-day effective yield as of February 28, 2023.
(i)	Includes cash held as collateral for short sales and written option contracts.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (4.48%)
COMMON STOCKS SOLD SHORT - (0.50%)
Semiconductors - (0.50%)
Broadcom, Inc.	(25)	$(14,857)
		(14,857)
TOTAL COMMON STOCKS SOLD SHORT
(Proceeds $14,793)		(14,857)

EXCHANGE-TRADED FUNDS SOLD SHORT - (3.98%)
Equity Funds Sold Short - (3.98%)
SPDR S&P 500 ETF Trust	(300)	(118,878)

TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT
(Proceeds $116,062)		(118,878)

TOTAL SECURITIES SOLD SHORT
(Proceeds $130,855)		$(133,735)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Monthly	Broadcom, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-4.180%)	10/06/2023	$—	$—	$(2,600)	USD	20,577	$(2,600)
Morgan Stanley & Co./ Monthly	Peoples Bancorp, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-4.170%)	10/06/2023	—	—	(2,030)	USD	28,769	(2,030)
						$(4,630)			$(4,630)

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	85,858	CAD	115,000	Morgan Stanley & Co.	03/15/2023	$1,569

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	171,540	USD	127,428	Morgan Stanley & Co.	03/15/2023	$(1,700)
USD	258,503	CAD	353,330	Morgan Stanley & Co.	03/15/2023	(467)
						$(2,167)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	86.99%
Canada	12.74%
United Kingdom	3.42%
Germany	1.29%
Republic of Korea	0.32%
China	0.19%
Liabilities in Excess of Other Assets	(4.95)%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
CAD - Canadian dollar
CVR - Contingent Value Rights
ETF - Exchange-Traded Fund
LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited
Plc - Public Limited Company
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipt
USD - United States Dollar

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

The following table summarizes the Event-Driven ETF's investments and derivative financial instruments characterized in the fair value hierarchy as of February 28,2023.

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$112,680	$—	$—	$112,680
Airlines	9,535	—	—	9,535
Banks	175,292	—	—	175,292
Biotechnology	225,079	—	—	225,079
Commercial Services	68,083	—	—	68,083
Distribution/Wholesale	41,668	—	—	41,668
Electronics	37,883	—	—	37,883
Engineering & Construction	1,223	—	—	1,223
Entertainment	109,875	—	—	109,875
Healthcare - Products	161,031	—	—	161,031
Healthcare - Services	168,119	—	—	168,119
Insurance	43,575	—	—	43,575
Internet	12,555	—	—	12,555
Machinery - Construction & Mining	20,280	—	—	20,280
Machinery - Diversified	99,141	—	—	99,141
Media	245,526	—	9,900	255,426
Oil & Gas	242,188	—	—	242,188
Pharmaceuticals	230,429	—	—	230,429
Pipelines	83,560	—	—	83,560
Real Estate Investment Trusts	27,300	—	—	27,300
Semiconductors	72,086	—	—	72,086
Software	495,556	99,306	—	594,862
Telecommunications	51,500	—	—	51,500
Transportation	84,480	—	—	84,480
Convertible Corporate Bonds*	—	65,930	—	65,930
Warrants*	30	—	—	30
Private Investments	—	—	800	800
Rights	—	300	1,959	2,259
Short-Term Investments	134,254	—	—	134,254
TOTAL	$2,952,928	$165,536	$12,659	$3,131,123

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,569	$—	$1,569
Liabilities
Common Stocks*	(14,857)	—	—	(14,857)
Exchange-Traded Funds*	(118,878)	—	—	(118,878)
Forward Foreign Currency Exchange Contracts	—	(2,167)	—	(2,167)
Equity Swaps	(4,630)	—	—	(4,630)
TOTAL	$(138,365)	$(598)	$—	$(138,963)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2023:

Investments in Securities	Balance as of May 31, 2022	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers out of Level 3	Balance as of February 28, 2023	Net change in Unrealized Appreciation (Depreciation) from investments still held as of February 28, 2023
Common Stock	$46,788	$11	$11	$-	$36,888	$-	$9,900	$11
Rights	-	-	4	1,955	-	-	1,959	4
Private Investments	400	-	400	-	-	-	800	400
Total	$47,188	$11	$415	$1,955	$36,888	$-	$12,659	$415